10A. Intangible assets, net (Details) (ZHEJIANG TIANLAN, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ZHEJIANG TIANLAN
Patents	2,400	2,750
Others	165	165
Gross	2,565	2,915
Less: Accumulated amortisation	(824)	(665)
Net	1,741	2,250
Amortisation expense	239	395	164